Subsequent Events	12 Months Ended
Oct. 31, 2012
Subsequent Events [Abstract]
Subsequent Events:

Note 14 - Subsequent Events:

Subsequent events have been evaluated through the date the financial statements were issued.  All appropriate subsequent event disclosures, if any, have been made in the notes to the consolidated financial statements.

On December 26, 2012, the Company issued 692,308 and 538,462 shares of its S-8 registered common stock to Ray Dunning and Ken Munson, respectively, for compensation for their efforts offering our products for sale to potential customers.  The shares were valued and issued $.08 per share based on the preceding ten (10) day average of the prevailing quotation prices for the Company's stock.

On December 26, 2012, the Company issued 145,678 shares of its S-8 registered common stock to Daniel Medina for marketing services.  The shares were valued and issued $.07 per share based on the preceding ten (10) day average of the prevailing quotation prices for the Company's stock.

On December 12, 2012, the Company appointed Robert Machinist as Chairman of is Audit Committee and Ben Hanafin as Chairman of its Executive Compensation Committee. The Company also approved a grant of unregistered common stock to its independent directors as follows: Ben Hanafin 342,466 shares, Robert Machinist 513,698 shares and Philip Tierno 219,178 shares.  The shares were valued and issued based on the preceding ten (10) day average of the prevailing quotation prices for the Company's stock.

On December 12, 2012, BioNeutral Group, Inc. (the “Company”) issued a promissory note (the “JMJ Note”) in the principal amount of $250,000 to JMJ Financial (“JMJ”). The JMJ Note is due on December 12, 2013. To date, the Company has received $60,000 of the loan represented by the JMJ Note. The JMJ Note is interest free if repaid within 90 days and if not paid within 90 days it bears interest at 10%. The principal and any accrued interest are convertible into the Company’s common stock at the lower of $.09 per share of 70% of the lowest trade price in the 25 days prior to conversion. JMJ has piggyback registration rights with respect to the shares into which the JMJ Note is convertible.

On December 6, 2012, the Company entered issued a new promissory note (the “Francis Note”) to Michael D. Francis, the Company’s principal stockholder in the amount of $409,252. The Francis Note includes all amounts previously owed and due to Mr. Francis. The Francis Note also includes $245,000 of new funding provided by Mr. Francis. The Francis Note is due on May 6, 2014. The Francis Note bears interest at 18% per annum. Mr. Francis has the right to convert the principal and interest into the Company’s common stock at $.055 per share which is equal to 75% of the closing price of the Company’s common stock or the 10 preceding days prior to December 6, 2012.

On December 11, 2012, the Company entered into an Equity Purchase Agreement with Southridge Partners II, LP for an equity line of up to $10,000,000. Pursuant to the Equity Purchase Agreement, the Company has the right, at its discretion, to sell to Southridge up to $10 million of its common stock from time to time over a 36-month period. The Company will have the right, but is not obligated, to sell stock to Southridge depending on certain conditions as set forth in the Agreement. Both parties have also entered into a Registration Rights Agreement under which, the Company agreed to file a registration statement with the Securities and Exchange Commission with respect to the Shares. The ability to draw on the line is conditioned upon having an effective registration statement. In connection with obtaining the equity line, the Company issued Southridge a $50,000 promissory note (the “Southridge Note”) due May 31, 2013 to satisfy its fees owned to Southridge on the equity line. The Southridge Note is convertible into common stock at a 50% discount to the lowest closing bid price of the common stock for the five days prior to conversion.

On October 31, 2012, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with Asher Enterprises, Inc., a Delaware Corporation (the “Holder”) for the sale and issuance of an 8% convertible promissory note in the principal amount of $53,000 (the “Note”). The Purchase Agreement became effective on November 2, 2012 when the transaction closed.  The principal balance of the Note is convertible into common stock, $0.00001 par value, of the Company, at the election of the Holder, beginning 180 days after the issuance of the Note. The conversion price of the Note shall be equal to 58% multiplied by the market price (as defined in the Note). The Note matures on August 2, 2013. The Company has the right to prepay the principal and interest at a premium depending on the date that it is prepaid. Interest on the Note accrues at a rate of 8% per annum. The Note contains customary default provisions, including provisions for potential acceleration of the Note, a default premium, and default interest of 22%.